Property, plant and equipment - Information in relation to property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Property, plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Capitalised interest included within cost	£ 2,118	£ 1,995
Trade and other payables
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	84	87
Non-current liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	428	372
Contract liabilities – current
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	76	61
Contract liabilities – non-current
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	£ 1,082	£ 933